Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Provisions
Carrying amount at beginning of period	€ 11,626
New or increased provisions	1,210
Initial recognition and changes in estimates	2,074
Accretion discount	255
Reversal of utilized provisions	(928)
Reversal of unutilized provisions	(202)
Currency translation differences	139
Other changes	(68)
Carrying amount at end of period	14,106
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	6,777
Initial recognition and changes in estimates	2,074
Accretion discount	247
Reversal of utilized provisions	(313)
Reversal of unutilized provisions	(7)
Currency translation differences	112
Other changes	46
Carrying amount at end of period	8,936
Environmental provisions
Provisions
Carrying amount at beginning of period	2,595
New or increased provisions	354
Accretion discount	7
Reversal of utilized provisions	(299)
Reversal of unutilized provisions	(25)
Other changes	(30)
Carrying amount at end of period	2,602
Provisions for litigations
Provisions
Carrying amount at beginning of period	824
New or increased provisions	165
Accretion discount	(2)
Reversal of utilized provisions	(43)
Reversal of unutilized provisions	(105)
Currency translation differences	13
Other changes	(2)
Carrying amount at end of period	850
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	180
New or increased provisions	38
Reversal of utilized provisions	(24)
Currency translation differences	8
Other changes	(3)
Carrying amount at end of period	199
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	327
New or increased provisions	173
Reversal of utilized provisions	(175)
Other changes	8
Carrying amount at end of period	333
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	204
New or increased provisions	65
Currency translation differences	2
Other changes	(83)
Carrying amount at end of period	188
Provisions for OIL insurance cover
Provisions
Carrying amount at beginning of period	130
Reversal of unutilized provisions	(19)
Other changes	2
Carrying amount at end of period	113
Provisions for redundancy incentives
Provisions
Carrying amount at beginning of period	108
New or increased provisions	2
Reversal of utilized provisions	(11)
Reversal of unutilized provisions	(29)
Carrying amount at end of period	70
Provisions for disposal and restructuring
Provisions
Carrying amount at beginning of period	66
New or increased provisions	2
Reversal of utilized provisions	(12)
Reversal of unutilized provisions	(10)
Carrying amount at end of period	46
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	415
New or increased provisions	411
Accretion discount	3
Reversal of utilized provisions	(51)
Reversal of unutilized provisions	(7)
Currency translation differences	4
Other changes	(6)
Carrying amount at end of period	€ 769